S000010780 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	158 Months Ended	280 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg California 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.22%		1.03%		2.21%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%		0.80%		2.34%
Columbia California Intermediate Municipal Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.65%		0.00%		1.43%
Performance Inception Date							Sep. 09, 2002
Columbia California Intermediate Municipal Bond Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.65%		0.00%		1.43%
Performance Inception Date							Sep. 09, 2002
Columbia California Intermediate Municipal Bond Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.44%		0.52%		1.64%
Performance Inception Date							Sep. 09, 2002
Columbia California Intermediate Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	3.89%		0.85%		2.00%
Performance Inception Date								Aug. 19, 2002
Columbia California Intermediate Municipal Bond Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	4.01%		0.89%		2.04%
Performance Inception Date						Nov. 08, 2012
Columbia California Intermediate Municipal Bond Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	4.06%		0.95%		2.09%
Performance Inception Date				Mar. 01, 2017
Columbia California Intermediate Municipal Bond Fund - Class S
Prospectus [Line Items]
Average Annual Return, Percent	3.99%		0.87%		2.01%
Performance Inception Date		Oct. 02, 2024